Asset Retirement Obligations and Accrued Environmental Costs (Schedule of Change in Asset Retirement Obligation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at January 1	$ 3.5	$ 2.4
Accretion discount	0.1	0.1
New obligations	0.1	1.0
Changes in estimates of existing obligations	(0.3)
Balance at December 31	$ 3.4	$ 3.5